Income Taxes (Details) - Schedule of components of deferred taxes ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Deferred tax assets:
Allowance for doubtful accounts	¥ 450	$ 67	¥ 171
Net operating losses carried forward	3,823	571	4,181
Total	¥ 4,273	$ 638	¥ 4,352